                                                                     Rule 497(e)
                                                               Reg. No. 33-11371
                                                               File No. 811-4982



              HEARTLAND SHORT DURATION HIGH-YIELD MUNICIPAL FUND

                   HEARTLAND HIGH-YIELD MUNICIPAL BOND FUND

                      Supplement dated November 25, 1998
                                      to
                         Prospectus dated May 1, 1998


Investment Reports.

Shareholder Reports. The Funds' portfolio managers review their strategies and results in quarterly Value Reports. These reports also contain schedules of investments and other financial data. If several members of a household own the Fund, only one Value Report will be sent to that address. To receive additional copies, please call Shareholder Services at 1-800-432-7856 or write to Heartland Advisors at 790 North Milwaukee Street, Milwaukee, Wisconsin 53202.

Other Reports. Heartland Advisors also publishes and mails to shareholders News & Views, a quarterly investment newsletter providing market analysis and commentary. In addition, it publishes investment research pieces that are mailed to shareholders periodically.

Investment Minimums. Each of the Funds may waive or lower its investment minimums for any reason. Different minimums may apply to accounts opened through third parties.

Questions may be directed to Heartland Advisors, Inc. at 1-800-432-7856 or (414) 289-7000.

                                                                     Rule 497(e)
                                                               Reg. No. 33-11371
                                                               File No. 811-4982



                       HEARTLAND WISCONSIN TAX FREE FUND

                      Supplement dated November 25, 1998
                                      to
                         Prospectus dated May 1, 1998


Investment Reports.

Shareholder Reports. The Fund's portfolio managers review their strategies and results in quarterly Value Reports. These reports also contain schedules of investments and other financial data. If several members of a household own the Fund, only one Value Report will be sent to that address. To receive additional copies, please call Shareholder Services at 1-800-432-7856 or write to Heartland Advisors at 790 North Milwaukee Street, Milwaukee, Wisconsin 53202.

Other Reports. Heartland Advisors also publishes and mails to shareholders News & Views, a quarterly investment newsletter providing market analysis and commentary. In addition, it publishes investment research pieces that are mailed to shareholders periodically.

Investment Minimums. Each of the Funds may waive or lower its investment minimums for any reason. Different minimums may apply to accounts opened through third parties.

Questions may be directed to Heartland Advisors, Inc. at 1-800-432-7856 or (414) 289-7000.